Revenues - Schedule of Geographical Revenue Information (Details) (Wetouch Holding Group Limited) - Wetouch Holding Group Limited [Member] - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019
Sales in PRC	$ 8,386,376	$ 8,723,761	$ 13,940,497	$ 20,371,987
Sub-total	3,517,744	3,860,075	6,728,775	10,212,104
Total Revenue	11,904,120	12,583,836	20,669,272	30,584,091
Republic of China (ROC, or Taiwan) [Member] [Member]
Sub-total	1,967,824	1,941,992	3,652,757	4,974,950
South Korea [Member]
Sub-total	1,508,698	1,894,824	2,993,888	5,135,774
Others [Member]
Sub-total	$ 41,222	$ 23,259	$ 82,130	$ 101,380